BALANCE SHEET (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011 Licensing Agreements	Sep. 30, 2011 Patent Development	Dec. 31, 2010 Patent Development	Dec. 31, 2010 Restated Amount
CURRENT ASSETS:
Cash and cash equivalents	$ 2,805	$ 69,517
Cash	2,804	69,517	67,228				69,517
Due from shareholder	27,500	25,000
Other Current Assets							303,756
Prepaid expenses	191,860	278,757
Total current assets	222,165	373,274
Fixed Assets/Property and equipment, net	965,322	812,478	36,151				812,478
Goodwill	23,276	23,276	52,672				48,277
TOTAL ASSETS	1,254,763	1,234,028	156,051				1,234,028
Intangible assets				15,000	29,000	25,000
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	300,117	384,983	133,388				399,151
Credit cards	25,716	14,168
Accrued salaries	120,000	246,225	461,449				246,225
Accrued interest payable	44,657	1,322
Convertible promissory notes, net of discounts of $338,447 and 91,818, respectively	94,224	33,182
Embedded Derivative Liability/Embedded conversion option liabilities	527,538	160,659					160,659
Note Payable Gifford Mabie	803,280	740,569
Notes Payable and Accrued Interest			10,000				775,073
Total current liabilities	1,915,532	1,581,108	604,837				1,581,108
Total liabilities	1,915,532	1,581,108	604,837				1,581,108
Minority Interest
STOCKHOLDERS' DEFICIT/EQUITY:
Preferred stock	1,000	1,500	1,500				1,500
Common stock	51,337	42,870	35,198				42,869
Treasury Stock		(969)					(969)
Additional paid-in capital	27,680,935	25,061,270	22,515,983				25,186,271
Accumulated deficit	(28,394,040)	(25,451,751)
Deficit accumulated during the development stage			(23,001,467)				(25,576,751)
Total shareholders' deficit/equity	(660,768)	(347,080)	(448,786)				(347,080)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,254,763	$ 1,234,028	$ 156,051				$ 1,234,028